Segment Information (Tables)	9 Months Ended
Sep. 30, 2019
Segment Information [Abstract]
Schedule Of Sales By Geographic Location

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
Revenue:
United States	$2,244	$2,616	$7,034	$7,782
Canada	771	820	2,253	2,348
Other countries	17	18	58	88
Total revenue	$3,032	$3,454	$9,345	$10,218